Cover Page	Oct. 29, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	EASTMAN CHEMICAL CO
Entity Incorporation, State or Country Code	DE
Entity File Number	1-12626
Entity Tax Identification Number	62-1539359
Entity Address, Address Line One	200 South Wilcox Drive
Entity Address, City or Town	Kingsport
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37662
City Area Code	423
Local Phone Number	229-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000915389
Amendment Flag	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	EMN
Security Exchange Name	NYSE
1.875% notes due November 2026
Entity Information [Line Items]
Title of 12(b) Security	1.875% Notes Due 2026
Trading Symbol	EMN26
Security Exchange Name	NYSE